Investments accounted for using the equity method - Summary of Financial Statements of Regeneron, After Adjustments to Comply With IFRS But Before Fair Value Remeasurements (Details) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Net income	€ 6,279	€ 12,330	[1]	€ 2,785	[2]
Other comprehensive income for the period, net of taxes	3,307	(4,007)	[2]	684	[1]
Comprehensive income	9,586	8,323	[1]	3,469	[2]
Non-current assets	89,589	80,627	[3]	83,694	[3]
Total assets	120,242	114,413	[3]	112,630	[3]
Non-current liabilities	29,916	31,881	[4]	33,013	[4]
Consolidated shareholders’ equity of Regeneron	€ 69,031	€ 63,252	[4]	59,230	[4]	€ 59,035
Regeneron
Disclosure of transactions between related parties [line items]
Net sales and other revenues				7,023
Net income				1,882
Other comprehensive income for the period, net of taxes				113
Comprehensive income				1,995
Current assets				6,858
Non-current assets				6,627
Total assets				13,485
Current liabilities				1,870
Non-current liabilities				925
Total liabilities				2,795
Consolidated shareholders’ equity of Regeneron				€ 10,690

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[3]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[4]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.